Vista Outdoor Inc. - 10-Q CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Vista Outdoor Inc.	Common Stock $.01 Par Value Vista Outdoor Inc.	Additional Paid-In Capital Vista Outdoor Inc.	Retained Earnings (Accumulated Deficit) Vista Outdoor Inc.	Accumulated Other Comprehensive Income (Loss) Vista Outdoor Inc.	Treasury Stock Vista Outdoor Inc.
Beginning balance (in shares) at Mar. 31, 2021			58,561,016
Beginning balance at Mar. 31, 2021		$ 736,997	$ 585	$ 1,731,479	$ (694,036)	$ (83,195)	$ (217,836)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		479,742
Exercise of stock options		533		(607)			1,140
Share-based compensation		27,407		27,407
Restricted stock vested and shares withheld (in shares)			406,691
Restricted stock vested and shares withheld		(7,617)		(24,823)			17,206
Other (in shares)			64,710
Other		30	$ 5	(2,527)			2,552
Ending balance (in shares) at Mar. 31, 2022			56,093,456
Ending balance at Mar. 31, 2022		1,124,399	$ 560	1,730,927	(220,810)	(76,679)	(309,599)
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)			28,921
Comprehensive income (loss)		(13,841)
Exercise of stock options		4,213		(8,384)			12,597
Share-based compensation		28,119		28,119
Restricted stock vested and shares withheld (in shares)			602,574
Restricted stock vested and shares withheld		(11,680)		(37,409)			25,729
Other (in shares)			44,910
Other		$ 0	$ 10	(1,758)			1,748
Ending balance (in shares) at Mar. 31, 2023	1,000	57,085,756	57,085,756
Ending balance at Mar. 31, 2023		$ 1,131,793	$ 570	1,711,155	(230,528)	(80,802)	(268,602)
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)			321,260
Comprehensive income (loss)		60,900			58,100	2,800
Exercise of stock options		39		(55)			94
Share-based compensation		3,307		3,307
Restricted stock vested and shares withheld (in shares)			901,094
Restricted stock vested and shares withheld		(16,037)		(57,520)			41,483
Other (in shares)			8,390
Other		0	$ 9	(329)			320
Ending balance (in shares) at Jun. 25, 2023			57,997,650
Ending balance at Jun. 25, 2023		$ 1,180,002	$ 579	1,656,558	(172,428)	(78,002)	(226,705)
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)			2,410
Beginning balance (in shares) at Mar. 31, 2023	1,000	57,085,756	57,085,756
Beginning balance at Mar. 31, 2023		$ 1,131,793	$ 570	1,711,155	(230,528)	(80,802)	(268,602)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		949
Exercise of stock options		162		(414)			576
Share-based compensation		11,450		11,450
Restricted stock vested and shares withheld (in shares)			1,045,551
Restricted stock vested and shares withheld		(18,411)		(65,954)			47,543
Other (in shares)			79,423
Other		$ 1	$ 12	(3,029)			3,018
Ending balance (in shares) at Mar. 31, 2024	1,000	58,238,276	58,238,276
Ending balance at Mar. 31, 2024		$ 1,126,297	$ 582	1,653,089	(236,033)	(74,348)	(216,993)
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)			15,120
Comprehensive income (loss)		58,064			57,120	944
Share-based compensation		4,123		4,123
Restricted stock vested and shares withheld (in shares)			123,578
Restricted stock vested and shares withheld		(2,224)		(7,070)			4,846
Other (in shares)			1,620
Other		$ (1)	$ 1	(64)			62
Ending balance (in shares) at Jun. 30, 2024	1,000	58,363,474	58,363,474
Ending balance at Jun. 30, 2024		$ 1,186,259	$ 583	$ 1,650,078	$ (178,913)	$ (73,404)	$ (212,085)